Agreements and Transactions with Affiliates - Schedule of Fees Incurred and Other Fees Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2012 DCP Midstream, LLC [Member]	Dec. 31, 2013 DCP Midstream, LLC [Member]	Dec. 31, 2011 DCP Midstream, LLC [Member]	Dec. 31, 2013 DCP Midstream, LLC [Member] Affiliated Entity [Member]	Dec. 31, 2012 DCP Midstream, LLC [Member] Affiliated Entity [Member]	Dec. 31, 2011 DCP Midstream, LLC [Member] Affiliated Entity [Member]
Services/Omnibus Agreement	$ 29		$ 26		$ 10
Other fees - DCP Midstream, LLC	17		32		47
Total - DCP Midstream, LLC	$ 63	[1]	$ 75	[2]	$ 76	[3]	$ 1	$ 2	$ 1	$ 46	$ 58	$ 57

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.